Investment in Unconsolidated Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 116	$ 118
Cumulative share of income	1,753	1,613
Cumulative share of distributions	(1,434)	(1,298)
Total equity method investments	435	433
Cost method investments	18	18
Total investments in unconsolidated entities	453	451	$ 402
Equity method investments, combined assets
Current	705	776
Due from affiliates	323	386
Property and other	4,852	4,666
Total assets	5,880	5,828
Equity method investments, combined liabilities and equity
Current liabilities	436	468
Deferred credits	181	189
Long-term liabilities	208	197
Long-term capital lease obligations	1	6
Partners' capital and shareholders' equity	5,054	4,968
Total liabilities and equity	5,880	5,828
Equity method investments, combined income statements
Revenues	6,585	6,769	6,979
Operating expenses	4,985	5,068	5,245
Operating income	1,600	1,701	1,734
Other income (expense), net	(3)	(13)	(9)
Net income	$ 1,597	$ 1,688	$ 1,725